Leases	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Leases
10. LEASES
In November 2020, Legacy Tectonic executed a facilities lease agreement to occupy 18,768 square feet of office and laboratory space, that was subsequently amended on April 21, 2022. The lease requires the Company to pay fixed base rent, which is included in the measurement of the lease, as well as its proportionate share of the facilities operating expenses which are treated as variable lease costs based on the Company’s election to combine lease and associated non-lease
components and are excluded from the measurement of the lease. The lease expires on January 31, 2026, and contains a five
-year renewal option exercisable by the Company which is not included in the measurement of the lease.
Legacy Tectonic has also entered into various financing leases for laboratory equipment used in research and development activities.
The components of lease expense and other information are as follows (dollars in thousands):

	Year Ended December 31,
	2024	2023
Finance lease amortization of right-of-use assets	$448	$488
Interest of finance lease liabilities	107	151

Finance lease expense	555	639
Operating lease expense	1,608	1,404
Short-term lease expense	545	749
Variable lease expense	911	786

Total lease expense	$3,619	$3,578

	Year Ended December 31,
	2024	2023
Weighted-average remaining lease terms (in years)
Operating leases	1.06	2.09
Finance leases	2.26	3.23
Weighted-average discount rate
Operating leases	8.49%	8.25%
Finance leases	9.76%	9.62%

Future commitments due under these lease agreements as of December 31, 2024 are as follows (in thousands):

As of December 31,	Operating Leases	Finance Leases	Total
2025	$2,396	$552	$2,948
2026	132	363	495
2027	—	44	44

Total undiscounted cash flows	2,528	959	3,487
Less: imputed interest	(101)	(83)	(184)

Total lease liabilities	$2,427	$876	$3,303
Less: current portion	2,295	489	2,784

Lease liabilities	$132	$387	$519